Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 3,508,859	$ 4,127,947
Other prepaid expenses and current assets, allowance for doubtful accounts	127,653	123,823
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,937,174	94,617,509
Ordinary shares, shares outstanding	82,449,791	89,989,676
Treasury stock, shares	12,487,383	4,627,833
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 2,500,828	$ 3,007,592